UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2005

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281

Signature, Place, and Date of Signing:
Melissa S. Sohn   Beverly Hills, California	August 12, 2005

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  323226

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                                 Form 13F INFORMATION TABLE

				     	 VALUE	QUANTITY	SH/	PUT/	INV	OTH	VTG
Name of Issuer	CLASS	CUSIP	      	(X$1000)	OF SHARES	PRN	CALL	DSCRN	MGR	AUT
--------------------
American Express	COM	025816109    	13,615	255,770		SH 	NA	SOLE	NA	SOLE
Automatic Data Proc	COM	053015103     	9,049	215,600		SH 	NA	SOLE	NA	SOLE
Bard C R 	        	COM	067383109     	6,704	100,800		SH 	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109     	9,077	173,000		SH 	NA	SOLE	NA	SOLE
Berkshire Hathaway BCOM	084670207     	14,360	5,159		SH 	NA	SOLE	NA	SOLE
Berkshire Hathaway	COM	084670108      	251	   3		SH 	NA	SOLE	NA	SOLE
Coca-Cola	        	COM	191216100     	10,811	258,950		SH 	NA	SOLE	NA	SOLE
Dell Inc.          	COM	24702R101     	14,837	376,000		SH 	NA	SOLE	NA	SOLE
Gillette       	COM	375766102	10,759	212,500		SH 	NA	SOLE	NA	SOLE
Goldman Sachs	COM	38141G104	12,589	123,400		SH 	NA	SOLE	NA	SOLE
Hershey Company	COM	427866108	13,035	209,900		SH 	NA	SOLE	NA	SOLE
Int'l Business Mach.	COM	459200101	8,533	115,000		SH 	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	15,421	237,240		SH 	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	8,139	208,000		SH 	NA	SOLE	NA	SOLE
McDonald's Corp.	COM	580135101	11,752	423,500		SH 	NA	SOLE	NA	SOLE
McGraw-Hill Cos.	COM	580645109	9,589	216,700		SH 	NA	SOLE	NA	SOLE
Medtronic Inc.	COM	585055106	9,421	181,900		SH 	NA	SOLE	NA	SOLE
Merck & Co.	COM	589331107	6,498	210,960		SH 	NA	SOLE	NA	SOLE
Microsoft Corp.	COM	594918104	9,921	399,400		SH 	NA	SOLE	NA	SOLE
Moody's Corporation	COM	615369105	9,572	212,900		SH 	NA	SOLE	NA	SOLE
Morgan Stanley 	COM	617446448	9,329	177,800		SH 	NA	SOLE	NA	SOLE
NIKE, Inc. 'B'	COM	654106103	15,874	183,300		SH 	NA	SOLE	NA	SOLE
Omnicom Group	COM	681919106	6,892	86,300		SH 	NA	SOLE	NA	SOLE
Oracle	              	COM	68389X105	11,595	878,400		SH 	NA	SOLE	NA	SOLE
Patterson Cos. Inc.	COM	703395103	10,420	231,200		SH 	NA	SOLE	NA	SOLE
PepsiCo, Inc.	COM	713448108	13,358	247,700		SH 	NA	SOLE	NA	SOLE
Pfizer, Inc.		COM	717081103	8,936	324,000		SH 	NA	SOLE	NA	SOLE
SPDR Trust	COM	78462F103	13,777	115,000		SH 	NA	SOLE	NA	SOLE
Time-Warner Inc.	COM	887317105	8,749	523,600		SH 	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	8,465	122,400		SH 	NA	SOLE	NA	SOLE
Wrigley (Wm.) Jr.	COM	982526105	11,898	172,840		SH 	NA	SOLE	NA	SOLE

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